CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash Flows from Operating Activities:
Net income	$ 1,077	¥ 88,542	¥ 72,607	¥ 40,937
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,047	168,233	166,484	164,821
Provision for doubtful receivables and probable loan losses	234	19,215	31,103	71,525
Increase (Decrease) in policy liabilities	77	6,321	(11,692)	(32,927)
Deferred tax provision (benefit)	194	15,906	(18,790)	(28,749)
Equity in net income of affiliates (excluding interest on loans)	(11)	(889)	(14,337)	(6,496)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(41)	(3,317)	(1,199)	(17,519)
Gains on sales of available-for-sale securities	(109)	(8,918)	(4,867)	(6,907)
Gains on sales of real estate under operating leases	(27)	(2,215)	(5,103)	(6,841)
Gains on sales of operating lease assets other than real estate	(179)	(14,721)	(9,968)	(7,552)
Write-downs of long-lived assets	185	15,167	17,400	6,977
Write-downs of securities	200	16,470	21,747	23,632
Decrease (increase) in restricted cash	(63)	(5,188)	(6,659)	4,520
Decrease (increase) in trading securities	671	55,173	(28,372)	(29,725)
Decrease in inventories	328	26,830	27,596	39,061
Decrease (increase) in other receivables	(96)	(7,893)	16,006	(518)
Increase (Decrease) in trade notes, accounts payable and other liabilities	277	22,760	(22,042)	(35,011)
Other, net	(712)	(58,482)	(17,534)	30,083
Net cash provided by operating activities	4,052	332,994	212,380	209,311
Cash Flows from Investing Activities:
Purchases of lease equipment	(7,337)	(603,060)	(561,919)	(389,413)
Principal payments received under direct financing leases	4,241	348,549	384,288	352,316
Net proceeds from securitization of lease receivables, loan receivables and securities	0	0	0	28,305
Installment loans made to customers	(9,023)	(741,570)	(719,190)	(589,814)
Principal collected on installment loans	11,176	918,565	1,130,718	937,895
Proceeds from sales of operating lease assets	2,119	174,139	159,369	162,988
Investment in affiliates, net	217	17,808	36,945	(28,256)
Proceeds from sales of investment in affiliates	35	2,864	4,622	12,532
Purchases of available-for-sale securities	(7,968)	(654,873)	(742,816)	(456,364)
Proceeds from sales of available-for-sale securities	3,399	279,367	340,634	181,033
Proceeds from redemption of available-for-sale securities	4,403	361,881	310,594	162,292
Purchases of held-to-maturity securities	(2)	(182)	0	(43,748)
Purchases of other securities	(543)	(44,654)	(48,538)	(19,656)
Proceeds from sales of other securities	302	24,832	25,614	26,034
Purchases of other operating assets	(210)	(17,282)	(14,219)	(4,898)
Acquisitions of subsidiaries, net of cash acquired	(113)	(9,252)	(46,554)	(10,218)
Sales of subsidiaries, net of cash disposed	92	7,554	12,685	123,613
Other, net	(280)	(22,929)	(20,635)	(11,853)
Net cash provided by investing activities	508	41,757	251,598	432,788
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(727)	(59,769)	(72,584)	(121,399)
Proceeds from debt with maturities longer than three months	18,106	1,488,111	1,488,199	1,083,310
Repayment of debt with maturities longer than three months	(21,682)	(1,782,081)	(1,918,774)	(1,678,649)
Net increase in deposits due to customers	490	40,288	166,012	185,076
Issuance of common stock	1	55	98	83,101
Cash dividends paid to ORIX Corporation shareholders	(105)	(8,599)	(8,061)	(6,261)
Contribution from noncontrolling interests	246	20,258	0	0
Cash dividends paid to redeemable noncontrolling interests	(13)	(1,079)	(6,008)	0
Net decrease in call money	(122)	(10,000)	(8,000)	(13,400)
Other, net	(69)	(5,661)	(4,472)	1,298
Net cash used in financing activities	(3,875)	(318,477)	(363,590)	(466,924)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(19)	(1,509)	(7,348)	3,943
Net Increase in Cash and Cash Equivalents	666	54,765	93,040	179,118
Cash and Cash Equivalents at Beginning of Year	8,908	732,127	639,087	459,969
Cash and Cash Equivalents at End of Year	$ 9,574	¥ 786,892	¥ 732,127	¥ 639,087